Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive “compensation actually paid” (“CAP”), as calculated per SEC disclosure rules, and certain measures of our performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis (“CD&A”) for a complete description of how executive compensation relates to our performance and how the Compensation Committee makes its decisions. CAP represents an SEC required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the Named Executive Officers (“NEOs”) realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the CD&A. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards which remain subject to forfeiture if the vesting conditions are not satisfied.

					Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Raul Rodriguez, CEO(1) $	Compensation Actually Paid to Raul Rodriguez, CEO(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(2)(4) $	RIGL(5) $	NASDAQ Biotechnology Index(5) $	Net Income (Loss) (in millions) $	Total Revenue (in millions) $
2024	2,998,688	5,068,841	1,301,566	1,710,967	78.60	118.20	17.5	179.3
2023	3,440,790	2,061,002	1,077,527	671,460	67.76	118.87	(25.1)	116.9
2022	2,864,120	1,465,142	1,232,862	872,422	70.09	113.65	(58.6)	120.2
2021	3,428,041	866,863	1,252,576	647,412	123.83	126.45	(17.9)	149.2
2020	2,963,884	4,724,952	1,079,526	1,385,017	163.55	126.42	(29.7)	108.6

Footnotes:
1)	Raul Rodriguez has been Chief Executive Officer of the Company since November 2014 and has been its president since May 2010.
2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	Raul Rodriguez
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation from Summary Compensation Table	2,998,688	3,440,790	2,864,120	3,428,041	2,963,884
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,683,160)	(2,267,280)	(1,771,120)	(2,448,705)	(1,992,765)
Year-end fair value of unvested awards granted in the current year	1,788,710	1,217,867	795,491	578,006	2,408,173
Year-over-year difference of year-end fair values for unvested awards granted in prior years	554,321	(427,053)	(184,265)	(950,857)	1,177,892
Fair values at vest date for awards granted and vested in current year	551,249	114,948	260,343	269,958	159,024
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	859,033	(18,270)	(499,427)	(9,580)	8,744
Forfeitures during the current year equal to prior year-end fair value	—	—	—	—	—
Total Adjustments for Equity Awards	2,070,153	(1,379,788)	(1,398,978)	(2,561,178)	1,761,068
Compensation Actually Paid (as calculated)	5,068,841	2,061,002	1,465,142	866,863	4,724,952

	Average Non-CEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation from Summary Compensation Table	1,301,566	1,077,527	1,232,862	1,252,576	1,079,526
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(537,416)	(384,280)	(541,865)	(583,025)	(502,228)
Year-end fair value of unvested awards granted in the current year	563,100	144,805	248,969	137,627	516,458
Year-over-year difference of year-end fair values for unvested awards granted in prior years	107,735	(144,445)	(35,496)	(221,116)	259,670
Fair values at vest date for awards granted and vested in current year	163,278	13,649	44,372	64,268	22,395
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	112,704	(9,756)	(76,420)	(2,918)	9,196
Forfeitures during the current year equal to prior year-end fair value	—	(26,040)	—	—	—
Total Adjustments for Equity Awards	409,401	(406,067)	(360,440)	(605,164)	305,491
Compensation Actually Paid (as calculated)	1,710,967	671,460	872,422	647,412	1,385,017

3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Dean Schorno, Raymond Furey, David Santos and Lisa Rojkjaer
2023: Dean Schorno, Wolfgang Dummer (Dr. Dummer resigned from Rigel in March 2023), David Santos and Raymond Furey
2022: Dean Schorno, Dolly Vance, Wolfgang Dummer, David Santos, and Raymond Furey
2021: Dean Schorno, Dolly Vance, Wolfgang Dummer, and David Santos
2020: Dean Schorno, Dolly Vance, Wolfgang Dummer, and David Santos
4)
Average Compensation Actually Paid to non-CEO NEOs has been modified for 2022 and 2023 to reflect a correction in vesting schedule cadence for a non-CEO NEO option award, which impacted the amount vested during and outstanding as of year-end for each of those years. This update resulted in a reduction in the Average Compensation Actually Paid to the non-CEO NEOs of $39,980 and $2,706 from the amounts previously reported for 2023 and 2022, respectively.

5)
TSR is determined based on the value of an initial fixed investment of $100 as of December 31, 2019, and the reinvestment of all dividends are assumed. The TSR peer group consists of the NASDAQ Biotechnology Index, the same peer group used in our Annual Report.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
1)	Raul Rodriguez has been Chief Executive Officer of the Company since November 2014 and has been its president since May 2010.
3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Dean Schorno, Raymond Furey, David Santos and Lisa Rojkjaer
2023: Dean Schorno, Wolfgang Dummer (Dr. Dummer resigned from Rigel in March 2023), David Santos and Raymond Furey
2022: Dean Schorno, Dolly Vance, Wolfgang Dummer, David Santos, and Raymond Furey
2021: Dean Schorno, Dolly Vance, Wolfgang Dummer, and David Santos
2020: Dean Schorno, Dolly Vance, Wolfgang Dummer, and David Santos

Peer Group Issuers, Footnote
5)
TSR is determined based on the value of an initial fixed investment of $100 as of December 31, 2019, and the reinvestment of all dividends are assumed. The TSR peer group consists of the NASDAQ Biotechnology Index, the same peer group used in our Annual Report.

PEO Total Compensation Amount	$ 2,998,688	$ 3,440,790	$ 2,864,120	$ 3,428,041	$ 2,963,884
PEO Actually Paid Compensation Amount	$ 5,068,841	2,061,002	1,465,142	866,863	4,724,952
Adjustment To PEO Compensation, Footnote
2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	Raul Rodriguez
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation from Summary Compensation Table	2,998,688	3,440,790	2,864,120	3,428,041	2,963,884
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,683,160)	(2,267,280)	(1,771,120)	(2,448,705)	(1,992,765)
Year-end fair value of unvested awards granted in the current year	1,788,710	1,217,867	795,491	578,006	2,408,173
Year-over-year difference of year-end fair values for unvested awards granted in prior years	554,321	(427,053)	(184,265)	(950,857)	1,177,892
Fair values at vest date for awards granted and vested in current year	551,249	114,948	260,343	269,958	159,024
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	859,033	(18,270)	(499,427)	(9,580)	8,744
Forfeitures during the current year equal to prior year-end fair value	—	—	—	—	—
Total Adjustments for Equity Awards	2,070,153	(1,379,788)	(1,398,978)	(2,561,178)	1,761,068
Compensation Actually Paid (as calculated)	5,068,841	2,061,002	1,465,142	866,863	4,724,952

Non-PEO NEO Average Total Compensation Amount	$ 1,301,566	1,077,527	1,232,862	1,252,576	1,079,526
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,710,967	671,460	872,422	647,412	1,385,017
Adjustment to Non-PEO NEO Compensation Footnote
2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	Average Non-CEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation from Summary Compensation Table	1,301,566	1,077,527	1,232,862	1,252,576	1,079,526
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(537,416)	(384,280)	(541,865)	(583,025)	(502,228)
Year-end fair value of unvested awards granted in the current year	563,100	144,805	248,969	137,627	516,458
Year-over-year difference of year-end fair values for unvested awards granted in prior years	107,735	(144,445)	(35,496)	(221,116)	259,670
Fair values at vest date for awards granted and vested in current year	163,278	13,649	44,372	64,268	22,395
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	112,704	(9,756)	(76,420)	(2,918)	9,196
Forfeitures during the current year equal to prior year-end fair value	—	(26,040)	—	—	—
Total Adjustments for Equity Awards	409,401	(406,067)	(360,440)	(605,164)	305,491
Compensation Actually Paid (as calculated)	1,710,967	671,460	872,422	647,412	1,385,017

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	CAP and Total Revenue
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List of Performance Measures
As noted in the CD&A, for 2024, the principal incentive elements in the Company’s executive compensation program were delivered in the form of annual incentives and equity awards. As is the case with many companies in the biotechnology industry, the Company’s annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. The following is a list of performance measures, which in the Company’s assessment represents the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2024:
•	U.S. Net Product Sales (2024 Cash Plan)
•	Net Sales (2024 Performance-Based Options)
•	Expansion of clinical pipeline (clinical trials, corporate development via acquisition and/or licensing) (2024 Cash Plan)
•	Operating Expenses
•	Adjusted EBITDA (2024 Cash Plan)
•	Total Revenues*
*
While not a direct component of the Company’s executive compensation program, revenue is included due to its reflection of the growth of our product sales. To measure growth in our product sales, a performance metric used under our annual incentive compensation program, we have identified revenue as our Company-Selected Measure which we believe reflects how well we have executed against our objective with respect to growth in our product sales.

Total Shareholder Return Amount	$ 78.6	67.76	70.09	123.83	163.55
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ 17,500,000	$ (25,100,000)	$ (58,600,000)	$ (17,900,000)	$ (29,700,000)
Company Selected Measure Amount	179,300,000	116,900,000	120,200,000	149,200,000	108,600,000
PEO Name	Raul Rodriguez	Raul Rodriguez	Raul Rodriguez	Raul Rodriguez	Raul Rodriguez
Correction of Average Compensation Actually Paid to NEOs		$ 39,980	$ 2,706
Measure:: 1
Pay vs Performance Disclosure
Name	U.S. Net Product Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Expansion of clinical pipeline
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Expenses
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 6
Pay vs Performance Disclosure
Name	Total Revenues
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,070,153	(1,379,788)	(1,398,978)	$ (2,561,178)	$ 1,761,068
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,683,160)	(2,267,280)	(1,771,120)	(2,448,705)	(1,992,765)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,788,710	1,217,867	795,491	578,006	2,408,173
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	554,321	(427,053)	(184,265)	(950,857)	1,177,892
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	551,249	114,948	260,343	269,958	159,024
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	859,033	(18,270)	(499,427)	(9,580)	8,744
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,401	(406,067)	(360,440)	(605,164)	305,491
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(537,416)	(384,280)	(541,865)	(583,025)	(502,228)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	563,100	144,805	248,969	137,627	516,458
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,735	(144,445)	(35,496)	(221,116)	259,670
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,278	13,649	44,372	64,268	22,395
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,704	(9,756)	(76,420)	(2,918)	9,196
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (26,040)	$ 0	$ 0	$ 0